Geographic information (Tables)	12 Months Ended
Dec. 31, 2014
Geographic Information Tables
Revenues derived by geographic area
	2014	2013	2012
North America (United States)	$3,913,367	$-	-
Asia (Pakistan)	-	2,659,292	-
Central America (Mexico, Guatemala, Belize)	-	24,803	6,403,534
South America (Colombia, Argentina)			4,534,041
	3,913,367	2,684,095	10,937,575